Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Profit for the year	$ 92,040	$ 62,697	$ 63,593
Basic earnings per share (in dollars per share)	$ 2.54	$ 1.62	$ 1.60
Diluted earnings per share (in dollars per share)	$ 2.54	$ 1.62	$ 1.60
Weighted average of common shares outstanding applicable to basic EPS (in shares)	36,304	38,796	39,656
Effect of diluted securities:
Adjusted weighted average of common shares outstanding applicable to diluted EPS (in shares)	36,304	38,796	39,656